10-K Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity	Stockholders' Equity
Capital Stock
The Company’s authorized capital stock consists of 400,000,000 shares of common stock, par value $0.01 per share.
BIHL Contribution
During the three months ended June 30, 2024 and 2023, BIHL contributed additional paid-in capital of $1.4 million and $13.2 million, respectively, to the Company without issuing additional shares.
During the six months ended June 30, 2024 and 2023, BIHL contributed additional paid-in capital of $4.5 million and $31.3 million, respectively, to the Company without issuing additional shares.
Public Offerings
On May 23, 2024, the Company completed an upsized IPO with the sale and issuance of 8,658,823 shares of its common stock at a price of $17.00 per share. The Company received net proceeds from the offering of $131.0 million.
Stockholders’ Equity
For the year ended December 31, 2023, stockholders’ equity consisted of 24,000,000 authorized, issued and outstanding common shares at par value of $0.01 per share.
In 2023 and 2022, BIHL contributed additional paid-in capital of $77.7 million and $24.0 million to the Company without issuing additional shares, respectively. In 2022, upon the determination that the Company’s capital was in excess of Wisconsin regulatory capital requirements, the Company returned $25.0 million of capital to BIHL.